Acquisitions - Schedule of Business Acquisitions, by Acquisition (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 17, 2019	Apr. 15, 2019	Dec. 31, 2018
Tangible assets acquired and (liabilities) assumed:
Cash and cash equivalents				$ 2.3
Intangible assets acquired:
Goodwill	$ 48.2	$ 47.8	$ 1.9		$ 1.9	$ 0.0
Spinmaker Insurance Company [Member]
Tangible assets acquired and (liabilities) assumed:
Fixed maturities available-for-sale, at fair value		45.7
Short-term investments		5.0
Total investments		50.7
Cash and cash equivalents		16.9
Restricted cash		2.1
Accounts receivable, net		18.3
Reinsurance recoverable on paid and unpaid losses and LAE		116.3
Ceding commissions receivable		18.7
Prepaid reinsurance premiums		131.9
Other assets		0.6
Accrued expenses and other liabilities		(6.6)
Loss and loss adjustment expense reserves		(93.3)
Unearned premiums		(132.1)
Reinsurance premium payable		(76.1)
Net tangible assets acquired		47.4
Intangible assets acquired:
Agency relationships		3.4
VOBA		0.1
State licenses		7.1
Goodwill		32.5
Total purchase price		$ 90.5